Property and equipment, net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 25,299		$ 25,299		$ 25,050
Less: Accumulated depreciation	(22,762)		(22,762)		(21,801)
Property and equipment, net	2,537		2,537		3,249
Depreciation expense	338,000	$ 393,000	1,000	$ 1,100
DWave System [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment					25,050	$ 23,262
Less: Accumulated depreciation					(21,801)	(20,368)
Property and equipment, net					3,249	2,894
Depreciation expense					1,400	1,900
Quantum computer systems
Property, Plant and Equipment [Line Items]
Total property and equipment	13,425		13,425		13,425
Quantum computer systems | DWave System [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment					13,425	12,103
Lab equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	6,664		6,664		6,645
Lab equipment | DWave System [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment					6,645	6,315
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	3,439		3,439		3,305
Computer equipment | DWave System [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment					3,305	2,954
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	1,074		1,074		1,074
Leasehold improvements | DWave System [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment					1,074	1,072
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	318		318		316
Furniture and fixtures | DWave System [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment					316	316
Construction-in-progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 379		$ 379		285
Construction-in-progress | DWave System [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment					$ 285	$ 502